Dear Shareholder

The first 6 months of 1998 can only be described as one of those unique periods, which seem to occur every ten or fifteen years, in which the stock market assumes a very noticeable split personality. The distinctive characteristics are the participation of fewer companies in market rallies and generally deteriorating fundamentals. We must look back to the spring of 1973 and summer of 1987 to find comparable examples.

The very largest market capitalization companies drive the major market averages such as the Dow Jones Industrials, the S&P 500 and the Russell 3000, because all are capitalization weighted. Today, even the NASDAQ, dominated by Microsoft, Cisco and Intel, has lost its emerging company character. Since the beginning of 1998, the performance of portfolios, which did not consist of most of the twenty or so largest companies, generally fell far behind the market averages. One noticeable exception was the Maxus Laureate Fund, which had an outstanding six months.

All of the major market indices made most their gains in February when fourth quarter 1997 earnings appeared to be stronger than expected and money fleeing the deteriorating Asian economies sought the most recognizable and liquid names available. As the large capitalization companies surged in value, their dominance of the market averages became even more pronounced and the need to own them appeared to be even more necessary.

What distinguishes recent months from comparable periods during the last 25 years is magnitude of divergence. The very large companies appeared significantly overvalued on both the fundamental and historical standards while the smaller companies appear to be significantly undervalued on both counts. The Maxus Equity Fund, Maxus Aggressive Value Fund and the Maxus Ohio Heartland Fund have been focused on the latter, with the expectation that in the months and years ahead, stock market valuations will again reflect rational investment decisions.

 Maxus Ohio Heartland Fund
                                                         Schedule of Investments
                                                               June 30,1998
 Shares/Principal Amount                              Market Value   % of Assets
 Basic Materials
 2,500        A. Schulman                                 48,906
 2,500        Andersons                                   25,937
 2,000        Brush Wellman                               41,125
 1,500        Hanna,(M.A.)                                27,469
 3,000        Hawk Group *                                52,875
 3,000        Olympic Steel *                             37,500
 1,200        Shiloh Industries *                         24,300
                                                         258,112      12.14%
 Industrial Products & Services
 2,500        Applied Industrial Technologies, Inc.       51,406
 3,750        Corrpro *                                   42,188
 3,500        Lamson & Sessions *                         21,656
 2,000        Scott Technologies Inc. Cl A *              29,250
 2,000        Stoneridge *                                36,875
                                                         181,375       8.53%
 Consumer Cyclical
 2,000        Baldwin Piano *                             30,000
 1,800        Cooper Tire                                 37,350
 7,500        International Total Service                 52,500
 2,000        Standard Register                           70,750
                                                         190,600       8.97%
 Consumer Staples
 2,600        Bob Evans                                   55,088
 2,400        Fabri-Centers of America Cl B *             56,850
 3,800        Gibson Greetings *                          95,000
 3,000        Huffy                                       54,375
 3,000        RG Barry Corp *                             49,500
 3,500        Rocky Shoes & Boots *                       49,875
12,000        Royal Appliance *                           75,000
12,500        Sun Television *                            25,000
 2,300        Wendy's                                     54,050
 2,500        Worthington Foods                           52,344
                                                         567,082      26.67%
 Financial
 3,000        Associated Estates Realty                   56,062
 3,000        Boykin Lodging                              63,750
 2,000        First Union Real Estate Equity & Mtg Invts  18,500
 5,000        Great Lakes Bancorp *                       68,750
 1,000        State Auto Financial                        31,875
                                                         238,937      11.24%
 Health Care
10,000        Collaborative Clinical Research *           41,250
 1,000        Invacare                                    25,625

                                                          66,875       3.15%

*Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

 Technology
 5,500        Allen Telecom Inc. *                        63,937
 2,000        Diebold                                     57,750
 4,700        Keithley Instruments                        34,956
 5,500        Pioneer Standard                            52,938
 1,000        Structural Dynamics *                       23,125
                                                         232,706      10.95%
 Cash and Equivalents
388,695       Star Bank Treasury                         388,695      18.28%

        Total Investments                              2,124,382      99.92%

        Other Assets Less Liabilities                      1,640       0.08%

        Net Assets - Equivalent                        2,126,022     100.00%

*Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

 Maxus Aggressive Value Fund
                                                         Schedule of Investments
                                                                    June 30,1998
 Shares/Principal Amount                              Market Value   % of Assets

 Metals & Mining
 200,000      Campbell Resources *                         75,000       2.11%

 Industrial Products & Services
  10,000      Airport Systems *                            57,500
  22,000      Catalina LTG Inc *                           83,875
   7,000      International Total Services *               49,000
   5,000      Isco Inc                                     40,000
                                                          230,375       6.48%
 Infrastructure & Environment
  20,000      Foster L B *                                103,750       2.92%

 Consumer Products
  10,000      Baldwin Piano *                             150,000
  20,000      Designs Inc. *                               31,250
   5,000      First Team Sports *                          10,000
  30,000      Martin Industries                           150,000
  50,000      Michael Anthony Jewelers *                  128,125
  47,500      Parlux Fragrance *                           89,063
  30,000      Royal Appliance *                           187,500
  30,000      Saucony Inc Cl A *                          165,000
                                                          910,938      25.62%
 Energy
  24,000      Patina Oil & Gas                            168,000       4.73%

 Financial Services
   4,700      Atlanta Sosnoff Capital Corp                 45,825
  16,500      Brantley Cap Corp *                         156,750
  17,300      GKN Holdings                                 51,900
  10,000      Great Lakes  Bancorp *                      137,500
  10,600      National Discount Brokers *                 112,625
                                                          504,600      14.19%
 Medical Products & Services
  19,000      Collaborative Clinical Research *            78,375
  10,000      Orthologic Corp *                            51,250
                                                          129,625       3.65%
 Wholesale Distribution
  20,000      Scheid Vineyards Inc. Class A *             138,750
  12,500      Strategic Distribution Inc. *                68,750
                                                          207,500       5.84%
 Information Technology
  10,000      Aydin *                                      87,500
  22,500      Media 100 *                                  85,781
  20,500      Open Systems *                               23,703
   5,000      Tech Sym Corp *                             139,062
  11,700      Trident Microsystems Inc. *                  62,155
  35,000      Xicor Inc. *                                 61,250
                                                          459,451      12.92%

*Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

 Entertainment
   5,000      Aztar Corporation *                          34,063
  31,820      Casino America Inc *                        111,370
   5,000      Trump Hotels Casino Resorts *                35,313
                                                          180,746       5.08%
 Cash and Equivalents
 599,679      Star Bank Treasury                          599,679      16.87%

        Total Investments                               3,569,664     100.41%

        Other Assets Less Liabilities                     (14,744)     -0.41%

        Net Assets - Equivalent                         3,554,920     100.00%

*Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities
Ohio Heartland & Aggressive Value Funds                June 30, 1998 (unaudited)

                                                           Ohio
                                                         Heartland    Aggressive
                                                           Fund       Value Fund
Assets:
     Investment Securities at Market Value               2,124,382    3,569,664
       (Identified Costs - $2,179,145 and $3,503,782)
     Cash                                                    4,564        2,545
     Receivables:
       Receivable for investment securities sold                 -       20,999
       Dividends and interest receivable                     6,091        6,685
     Unamortized organization costs                         13,956       13,956
Total Assets                                             2,148,993    3,613,849

Liabilities:
     Payable for investment purchased                            -       33,988
     Payable for shareholder distributions                       -            -
     Accrued Expenses                                       22,971       24,941
Total Liabilities                                           22,971       58,929
                                                         2,126,022    3,554,920
Net Assets:
     Capital Paid In                                     2,176,395    3,508,831
     Undistributed Net Investment Income                        61       (2,188)
     Accumulated Realized Gain (Loss) on Investments - Net   4,329      (17,605)
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net    (54,763)      65,882
Net Assets                                               2,126,022    3,554,920

Net Assets
     Investors Shares                                    1,569,945    2,387,235
     Institutional Shares                                  556,077    1,167,685
          Total                                          2,126,022    3,554,920

Shares of capital stock
     Investors Shares                                      158,642      465,230
     Institutional Shares                                   56,112      227,240
          Total                                            214,754      692,470

Net asset value
     Investors Shares                                        $9.90        $5.13
     Institutional Shares                                    $9.91        $5.14


    The accompanying notes are an integral part of the financial statements.

Statement of Operations
Ohio Heartland & Aggressive Value Funds                June 30, 1998 (unaudited)

                                                           Ohio
                                                         Heartland    Aggressive
                                                           Fund       Value Fund
Investment Income:
Dividend income                                             $6,028        1,840
Interest income                                             13,860       26,213
Total Income                                                19,888       28,053
Expenses:
Investment advisory fees (Note 2)                            6,351       12,093
Distribution fees (Investor shares)                          2,168        3,720
Distribution fees (Institutional shares)                         -            -
Custodial fees                                               1,621        2,080
Organization costs                                           1,341        1,341
Transfer agent fees/Accounting and Pricing                   1,757        3,347
Legal                                                        3,361        3,617
Audit                                                        2,347        2,347
Registration and filing fees                                   450          450
Printing & Other Miscellaneous                                 432        1,246
Gross Expenses                                              19,828       30,241

Net Investment Income (Loss)                                    60       (2,188)

Realized and Unrealized Gain (Loss) on Investments:
Realized  Gain  (Loss) on  Investments                       4,329      (17,605)
Distribution of Realized Capital Gains from other
  Investment Companies                                           -            -
Unrealized Gain (Loss) from Appreciation (Depreciation)
  on Investments                                           (54,763)      65,882
Net Realized and Unrealized Gain (Loss) on Investments     (50,434)      48,277

Net Increase (Decrease) in Net Assets from Operations     $(50,374)      46,089

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Ohio Heartland & Aggressive Value Funds                June 30, 1998 (unaudited)

                                                         Ohio         Aggressive
                                                     Heartland Fund   Value Fund
                                                        02/01/98       02/01/98
                                                           to             to
                                                        06/30/98       06/30/98
From Operations:
     Net Investment Income                                   60         (2,188)
     Net  Realized  Gain  (Loss)  on  Investments         4,329        (17,605)
     Net Unrealized Appreciation (Depreciation)         (54,763)        65,882
Increase (Decrease) in Net Assets from Operations       (50,374)        46,089

Distributions to investor shareholders:
     Net Investment Income                                    -              -
     Net Realized Gain (Loss) from Security Transactions      -              -

Distributions to institutional shareholders:
     Net Investment Income                                    -              -
     Net Realized Gain (Loss) from Security Transactions      -              -
Change in net assets from distributions                       -              -

From Capital Share Transactions:
     Proceeds from sale of shares                     2,221,454      3,543,965
     Dividend reinvestment                                    -              -
     Cost of shares redeemed                            (45,058)       (35,134)
Change in net assets  from  capital  transactions     2,176,396      3,508,831
Change in net assets                                  2,126,022      3,554,920

Net Assets:
     Beginning of period                                      -              -
     End of period                                    2,126,022      3,554,920

Share Transactions:
     Issued                                             219,334        699,314
     Reinvested                                               -              -
     Redeemed                                            (4,580)        (6,844)
Net increase (decrease) in shares                       214,754        692,470
Shares outstanding beginning of period                        -              -
Shares outstanding end of period                        214,754        692,470

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
Ohio Heartland & Aggressive Value Funds

                                   Ohio Heartland Fund     Aggressive Value Fund
                                    2/1/98 to 6/30/98        2/1/98 to 6/30/98
                                 Investor  Institutional  Investor Institutional
Net Asset Value -
     Beginning of Period          10.00        10.00        5.00        5.00
Net Investment Income                 -         0.01           -        0.01
Net Gains or Losses on Securities
     (realized and unrealized)    (0.10)       (0.10)       0.13        0.13
Total from Investment Operations  (0.10)       (0.09)       0.13        0.14
Distributions
     Net investment income            -            -           -           -
     Capital gains                    -            -           -           -
     Return of capital                -            -           -           -
          Total Distributions         -            -           -           -
Net Asset Value -
     End of Period                $9.90        $9.91       $5.13       $5.14

Total Return *                    -6.00%       -5.40%      15.60%      16.80%

Ratios/Supplemental Data:
Net Assets at end of period
 (thousands)                      1,570          556       2,387       1,168
Ratio of expenses to average
  net assets *                     3.21%        2.71%       2.65%       2.15%
Ratio of net income to average
  net assets *                     0.01%        0.51%      -0.38%       0.12%
Portfolio turnover rate *          4.32%        4.32%      54.88%      54.88%
Average commission per share    0.06349      0.06349     0.02831     0.02831

* Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
                                   MAXUS OHIO HEARTLAND & AGGRESSIVE VALUE FUNDS
                                                       JUNE 30, 1998 (UNAUDITED)

  1.)SIGNIFICANT ACCOUNTING POLICIES
     Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund (the "Funds") are two separate diversified portfolios of MaxFund Trust (the "Trust"), an open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. The investment objective of Maxus Ohio Heartland Fund is to obtain a total return (a combination of capital appreciation and income). Under normal circumstances, at least 80% of the value of the Fund's total assets will consist of equity securities of companies headquartered in the State of Ohio. The investment objective of Maxus Aggressive Value Fund is to obtain capital appreciation. Under normal circumstances, at least 80% of the value of the Fund's total assets will consist of equity securities of companies who have a total market value of not less the $10,000,000 or more that $200,000,000 as of the date of investment. Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     Both Funds intend to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. Both Funds use the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES:
     It is both Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is both Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Trust has entered into an investment advisory and administration agreement with Maxus Asset Management Inc. a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from each Fund as compensation for its services to that Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

  3.)RELATED PARTY TRANSACTIONS
     Resource Management, Inc. has three wholly owned subsidiaries which provide services to the Fund. These subsidiaries are Maxus Asset Management Inc, Maxus Securities Corp, and Maxus Information Systems Inc. Maxus Asset Management was paid $6,516 by Maxus Ohio Heartland Fund and $12,374 by Maxus Aggressive Value Fund in investment advisory fees during the five months ended June 30, 1998. Maxus Securities, who served as the national distributor of the Fund's shares, was reimbursed $2,228 by Maxus Ohio Heartland Fund and $3,812 by Maxus Aggressive Value Fund for distribution expenses. Maxus Information Systems received fees totaling $1,522 From Maxus Ohio Heartland Fund and $3,184 from Maxus Aggressive Value Fund for services rendered to the Fund for the five months ended June 30, 1998. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. For this service Maxus Securities received commissions of $6,750 from Maxus Ohio Heartland Fund and $22,899 from Maxus Aggressive Value Fund for the five months ending June 30, 1998.

     At June 30, 1998, Resource Management owned 10,000 shares in Maxus Ohio Heartland Fund and 100,000 shares in Maxus Aggressive Value Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator. Each director who is not an "affiliated person" receives an attendance fee of $100 per Fund per meeting.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 1998 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $2,176,395 for the Maxus Ohio Heartland Fund and $3,508,831 for the Maxus Aggressive Value Fund.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

  5.)PURCHASES AND SALES OF SECURITIES
     The table below displays information describing purchases and sales of investment securities, both U.S. Government obligations and non U.S. Government obligations made during the five months ended June 30, 1998.

                                            Maxus Ohio      Maxus Aggressive
                                          Heartland Fund       Value Fund
Type of obligation
Purchase of non U.S. Government *            1,814,180            28,059
Sale of non U.S. Government *                3,600,791           679,083
Purchase of U.S. Government                          0                 0
Sale of U.S. Government                              0                 0

     * This value includes short-term investments.

  6.)FINANCIAL INSTRUMENTS DISCLOSURE
     There are no reportable financial instruments that have any off-balance sheet risk as of June 30, 1998.

  7.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 1998 was the same as identified cost.

     At June 30, 1998, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                       Maxus Ohio        Maxus Aggressive
                                     Heartland Fund         Value Fund
     Appreciation                        83,646               188,273
    (Depreciation)                     (138,409)             (122,391)
     Net Appreciation (Depreciation)    (54,763)               65,882

                                 THE MAXUS FUNDS
             1301 East Ninth Street, Suite 3600, Cleveland, OH 44114
                                 (216) 687-1000

                               INVESTMENT ADVISOR
                           Maxus Asset Management Inc
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                BOARD OF TRUSTEES
                                 Denis J. Amato
                                Richard A. Barone
                                Burton D. Morgan
                                Michael A. Rossi
                                  Jerry Murphy

                                    OFFICERS
                           Richard A. Barone, Chairman
                        Robert J. Conrad, Vice-President
                           Robert W. Curtin, Secretary

                                    CUSTODIAN
                                Star Bank, N. A.
                                425 Walnut Street
                                 P. O. Box 1118
                           Cincinnati, Ohio 45201-1118

                                 TRANSFER AGENT
                          Maxus Information Systems Inc
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                              Maxus Securities Corp
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                  LEGAL COUNSEL
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                           Cleveland, Ohio 44114-2378

                                     AUDITOR
                         McCurdy & Associates CPA's Inc
                               27955 Clemens Road
                              Westlake, Ohio 44145